Capital Structure and Equity Incentive Plan	9 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Capital Structure and Equity Incentive Plan

8.	Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares with a par value of USD 0.001 per share.

As of December 31, 2017 and September 30, 2018, the Company had a total of 20,877,893 common shares and no preferred shares outstanding.

On October 28, 2015, the Company’s board of directors approved an equity incentive plan (the “EIP”), providing for the granting of share-based awards to directors, officers and employees of the Company and its affiliates and to its consultants and service providers. The maximum aggregate number of shares of common stock of the Company that may be delivered pursuant to awards granted under the EIP, shall be equal to 15% of the then issued and outstanding number of shares of common stock. On November 15, 2017, 200,000 restricted shares of the Company’s common stock were granted and issued to a senior officer of the Company, which were vested immediately upon issuance. The fair value of such restricted shares based on the average of the high-low trading price of the shares on November 15, 2017, was $355, which was recorded as a non-cash share based compensation in the fourth quarter of 2017. During the nine months ended September 30, 2018, no additional shares were granted under the EIP, and as of September 30, 2018, there was no unrecognized compensation cost.

On December 6, 2017, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company, in a private placement, agreed to issue and sell to the Investors an aggregate of 2,400,000 shares of its common stock at a price per share of $2.00 (the “Private Placement”). In connection with the Private Placement, the Company also entered into a registration rights agreement with the Investors, pursuant to which the Company was obligated to prepare and file with the SEC a registration statement to register for resale the registrable securities (as defined therein) on or prior to December 21, 2017. The Private Placement closed on December 8, 2017, resulting in gross proceeds of $4,800, before deducting placement offering expenses of approximately $509, which were used for general corporate purposes, including the repayment of outstanding indebtedness. On December 19, 2017, the Company filed with the SEC a registration statement on Form F-3 to register for resale the shares of common stock issued under the Purchase Agreement, which was declared effective on January 3, 2018.

On February 2, 2018, the Company filed with the SEC a registration statement on Form F-3 (the “Shelf Registration Statement”), under which it may sell from time to time common stock, preferred stock, debt securities, warrants, purchase contracts and units, each as described therein, in any combination, in one or more offerings up to an aggregate dollar amount of $100,000. In addition, the selling stockholders referred to in the registration statement may sell in one of more offerings up to 5,233,222 shares of the Company’s common stock from time to time as described therein. The registration statement was declared effective by the SEC on February 12, 2018. On March 30, 2018, the Company filed a prospectus supplement to the Shelf Registration Statement related to an at-the-market program (“ATM Program”) under which it may, from time to time, issue and sell shares of its common stock up to an aggregate offering of $2,300 through a sales agent as either agent or principal. Through September 30, 2018, the Company has not sold any shares under the ATM Program.